UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period: 11/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2010 (Unaudited)

DWS LifeCompass Retirement Fund

	Shares	Value ($)
Equity - Equity Funds 30.9%
DWS Capital Growth Fund "Institutional"	36,903	1,917,102
DWS Communications Fund "Institutional"	709	12,154
DWS Disciplined Market Neutral Fund "Institutional"	24,554	236,950
DWS Diversified International Equity Fund "Institutional"	125,124	853,343
DWS Dreman International Value Fund "Institutional"*	2,674	22,703
DWS Dreman Mid Cap Value Fund "Institutional"	18,666	195,245
DWS Dreman Small Cap Value Fund "Institutional"	21,589	766,414
DWS Emerging Markets Equity Fund "Institutional"	25,351	465,436
DWS Equity 500 Index Fund "Institutional"	31,632	4,252,666
DWS Europe Equity Fund "Institutional"	9,752	217,752
DWS Global Small Cap Growth Fund "Institutional"*	14,573	547,939
DWS Global Thematic Fund "Institutional"	7,657	170,443
DWS Gold & Precious Metals Fund "Institutional"	6,795	170,683
DWS Growth & Income Fund "Institutional"	216,600	3,335,644
DWS Health Care Fund "Institutional"*	26,076	626,879
DWS International Fund "Institutional"	53,142	2,295,183
DWS Large Cap Focus Growth Fund "Institutional"	70	1,995
DWS Large Cap Value Fund "Institutional"	49,354	816,809
DWS RREEF Global Infrastructure Fund "Institutional"	44,021	413,800
DWS RREEF Global Real Estate Securities Fund "Institutional"	8,222	61,004
DWS RREEF Real Estate Securities Fund "Institutional"	39,267	666,360
DWS S&P 500 Plus Fund "S"	281,021	3,228,926
DWS Small Cap Core Fund "S"	103,507	1,655,072
DWS Small Cap Growth Fund "Institutional"*	23,820	489,506
DWS Strategic Value Fund "Institutional"	118,288	3,623,163
DWS Technology Fund "Institutional"*	124,160	1,678,640

Total Equity - Equity Funds (Cost $25,718,934)		28,721,811
Equity - Exchange-Traded Funds 6.4%
iShares MSCI Australia Index Fund	36,862	868,469
iShares MSCI Canada Index Fund	26,951	790,473
iShares MSCI EAFE Small Cap Index Fund	9,675	374,713
iShares MSCI France Index Fund	11,918	268,036
iShares MSCI Germany Index Fund	29,825	671,957
iShares MSCI Japan Index Fund	63,238	649,454
iShares MSCI Switzerland Index Fund	5,985	135,919
iShares MSCI United Kingdom Index Fund	136,947	2,213,063

Total Equity - Exchange-Traded Funds (Cost $5,267,070)		5,972,084
Fixed Income - Bond Funds 62.3%
DWS Core Fixed Income Fund "Institutional"	1,657,658	15,532,259
DWS Emerging Markets Fixed Income Fund "Institutional"	83,296	920,421
DWS Enhanced Commodity Strategy Fund "Institutional"	117,020	470,422
DWS Floating Rate Plus Fund "Institutional"	54,068	504,450
DWS Global Bond Fund "S"	517,198	5,373,686
DWS Global Inflation Plus Fund "Institutional"	358,228	3,732,731
DWS GNMA Fund "Institutional"	40,828	631,196
DWS High Income Fund "Institutional"	586,640	2,804,137
DWS Short Duration Plus Fund "Institutional"	1,354,641	12,923,273
DWS US Bond Index Fund "Institutional"	1,392,353	15,079,187

Total Fixed Income - Bond Funds (Cost $58,680,294)		57,971,762
Fixed Income - Money Market Fund 0.8%
Central Cash Management Fund (Cost $695,095)	695,095	695,095

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $90,361,393) †	100.4	93,360,752
Other Assets and Liabilities, Net	(0.4)	(361,441)

Net Assets	100.0	92,999,311

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $92,180,129. At November 30, 2010, net unrealized appreciation for all securities based on tax cost was $1,180,623. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,048,688 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,868,065.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$28,721,811	$—	$—	$28,721,811
Exchange-Traded Funds	5,972,084	—	—	5,972,084
Bond Funds	57,971,762	—	—	57,971,762
Money Market Funds	695,095	—	—	695,095
Total	$93,360,752	$—	$—	$93,360,752

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended November 30, 2010.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 21, 2011